Right of use assets and lease liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of right of use assets and lease liabilities explanatory [Abstract]
Disclosure of Right of Use Asset and Lease Liabilities
The breakdown of right of use assets is as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Types of original assets

Land	26,583	38,658	46,868
Buildings	337,863	253,312	285,602
Other	32,384	45,366	57,674

Total	396,830	337,335	390,144

Disclosure of Gains and Losses on Lessee's Leases
The breakdown of main gains and losses on lessee’s
leases:

	Yen in millions
	March 31,
	2020	2021
Depreciation of right of use assets
Land	8,137	7,277
Buildings	67,321	45,852
Other	16,875	22,307
Total	92,333	75,436
Interest expense on lease liabilities	3,187	4,118
Short-term leases	44,627	84,821

	140,147	164,375

Disclosure of Maturity Analysis of the Total Future Lease Payments and the adjustment to the present value
The following is the maturity analysis of the total future lease payments and the adjustment to the present value:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021

Within 1 year	89,976	48,255	52,983
Between 1 and 5 years	162,802	117,223	130,917
Later than 5 years	167,316	181,812	219,857

Future lease payment, total	420,095	347,291	403,757
Less - Interest expense	(26,414)	(38,245)	(42,866)

Present value of lease payment, total	393,680	309,045	360,891

Current liabilities	87,282	43,166	47,120
Non-current liabilities	306,398	265,879	313,771

Present value of lease payment, total	393,680	309,045	360,891